Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA  19103-7098

Telephone (215) 564-8000

Fax (215) 564-8120

www.stradley.com

Katherine Mason

KMason@stradley.com

215.564.8006

1933 Act Rule 485(a)(1)

1933 Act File No. 333-146680

1940 Act File No. 811-22132

May 21, 2009

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds
File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 12 (the “Amendment”) to the Registration Statement of Aberdeen Funds (the “Trust”).  The purpose of this Amendment is to reflect the addition of the performance and relevant financial information of the Credit Suisse Global Fixed Income Fund, Inc., Credit Suisse Global Small Cap Fund, Inc., and the Asia Bond Portfolio and International Focus Portfolio, series of Credit Suisse Institutional Fund, Inc., which will be acquired by the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen International Equity Institutional Fund, respectively, of the Trust pursuant to a reorganization anticipated to close on July 20, 2009.  The Amendment is proposed to go effective 60 days after filing on July 20, 2009.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and the statement of additional information relating to the series of the Trust.

Please note that in Post-Effective Amendment No. 11 to the Registration Statement of the Trust, the Aberdeen Asia Bond Institutional Fund and the Aberdeen International Equity Institutional Fund were each within a separate stand alone Prospectus.  The

Aberdeen Asia Bond Institutional Fund and the Aberdeen International Equity Institutional Fund were combined into a single Prospectus for this Amendment.  Due to the combination of the Aberdeen Asia Bond Institutional Fund and Aberdeen International Equity Institutional Fund Prospectuses, we have not r-tagged the single combined Prospectus to indicate changes made to the separate Prospectuses contained in Post-Effective Amendment No. 11 filed on April 22, 2009.

As noted on the facing sheet, the Amendment relates only to the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen International Equity Institutional Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Trust’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely,

/s/ Katherine R. Mason
Katherine R. Mason, Esq.